  Nicholas Crypto Income ETF

  Consolidated Schedule of Investments

  July 31, 2026 (Unaudited)

COMMON STOCKS - 23.1%	Shares	Value
Financial Services - 19.7%
BitMine Immersion Technologies, Inc.(a)	134,779	$2,328,981
Cipher Digital, Inc.(a)(b)	71	1,585
Circle Internet Group, Inc. - Class A(a)(b)	44,743	2,801,359
Coinbase Global, Inc. - Class A(a)(b)	49,170	7,191,604
Galaxy Digital, Inc. - Class A(a)(b)	88	1,849
Hut 8 Corp.(a)(b)	217,594	23,419,642
IREN Ltd.(a)(b)	51	1,877
MARA Holdings, Inc.(a)(b)	413,963	4,686,061
Riot Platforms, Inc.(b)	36	726
Robinhood Markets, Inc. - Class A(a)(b)	76,521	6,623,658
Terawulf, Inc.(a)(b)	516,195	9,116,004
		56,173,346

Software & Tech Services - 2.4%
Bullish(a)(b)	159,378	3,472,847
CoreWeave, Inc. - Class A(a)(b)	30,184	2,166,306
Strategy, Inc. - Class A(a)(b)	13,084	1,220,475
		6,859,628

Tech Hardware & Semiconductors - 0.0%(c)
NVIDIA Corp.(a)	53	10,640
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	49	19,808
		30,448

Telecommunications - 1.0%
Keel Infrastructure Corp.(b)	685,800	2,722,626

TOTAL COMMON STOCKS (Cost $51,066,344)		65,786,048

EXCHANGE TRADED FUNDS - 34.9%	Shares	Value
Fidelity Wise Origin Bitcoin Fund(b)(d)	323,767	17,713,292
iShares Ethereum Trust ETF(b)(d)	1,296,781	18,245,709
Nicholas Bitcoin and Treasuries AfterDark ETF(b)	1,104,102	23,068,445
Nicholas Bitcoin Tail ETF(b)	834,574	20,225,901
VanEck Bitcoin ETF(b)(d)	1,130,863	20,106,744
		99,360,091

TOTAL EXCHANGE TRADED FUNDS (Cost $118,143,251)		99,360,091

PURCHASED OPTIONS - 8.0%(b)(e)(f)(g)	Notional Amount	Contracts	Value
Call Options - 6.2%
Cipher Digital, Inc., Expiration: 8/14/2026; Exercise Price: $19.00	$23,476,176	10,518	4,627,920
Fidelity Wise Origin Bitcoin Fund, Expiration: 8/7/2026; Exercise Price: $56.50	$60,328,717	11,027	$248,107
Galaxy Digital, Inc., Expiration: 8/14/2026; Exercise Price: $19.00	15,421,340	7,340	2,194,660
IREN Ltd., Expiration: 8/14/2026; Exercise Price: $31.00	15,540,640	4,223	2,977,215
iShares Ethereum Trust ETF, Expiration: 8/7/2026; Exercise Price: $15.50	4,432,050	3,150	12,600
iShares Ethereum Trust ETF, Expiration: 8/14/2026; Exercise Price: $15.50	13,812,519	9,817	107,987
NVIDIA Corp., Expiration: 8/14/2026; Exercise Price: $190.00	17,364,875	865	1,139,637
Riot Platforms, Inc., Expiration: 8/14/2026; Exercise Price: $20.50	21,043,361	10,433	1,695,363
Robinhood Markets, Inc., Expiration: 8/21/2026; Exercise Price: $30.00	4,501,120	520	2,970,500
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/14/2026; Exercise Price: $385.00	23,972,025	593	1,614,443
			17,588,432

Put Options - 1.8%
BitMine Immersion Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $16.50	2,327,616	1,347	58,594
Bullish, Expiration: 8/7/2026; Exercise Price: $20.00	3,471,147	1,593	35,843
Cipher Digital, Inc., Expiration: 8/7/2026; Exercise Price: $18.00	23,476,176	10,518	462,792
Circle Internet Group, Inc., Expiration: 8/7/2026; Exercise Price: $56.00	2,798,667	447	65,262
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $137.00	7,181,366	491	113,912
CoreWeave, Inc., Expiration: 8/7/2026; Exercise Price: $70.00	2,160,277	301	95,568
Galaxy Digital, Inc., Expiration: 8/7/2026; Exercise Price: $22.00	15,385,623	7,323	1,504,876
Galaxy Digital, Inc., Expiration: 8/7/2026; Exercise Price: $18.50	35,717	17	969
Hut 8 Corp., Expiration: 8/7/2026; Exercise Price: $92.00	23,409,525	2,175	553,537
IREN Ltd., Expiration: 8/7/2026; Exercise Price: $31.50	15,540,640	4,223	230,154
MARA Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $11.50	4,674,028	4,129	326,191
MARA Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $10.00	11,320	10	205
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $187.50	17,364,875	865	60,117
Riot Platforms, Inc., Expiration: 8/7/2026; Exercise Price: $18.50	21,043,361	10,433	641,630
Robinhood Markets, Inc., Expiration: 8/7/2026; Exercise Price: $84.00	11,122,960	1,285	264,067
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $89.00	1,212,640	130	25,675
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/7/2026; Exercise Price: $392.50	23,972,025	593	349,870
Terawulf, Inc., Expiration: 8/7/2026; Exercise Price: $15.50	9,114,326	5,161	214,182
			5,003,444

TOTAL PURCHASED OPTIONS (Cost $20,570,974)			22,591,876

SHORT-TERM INVESTMENTS - 16.5%
Money Market Funds - 16.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(h)	47,088,332	$47,088,332

TOTAL SHORT-TERM INVESTMENTS (Cost $47,088,332)		47,088,332

TOTAL INVESTMENTS - 82.5% (Cost $236,868,901)		$234,826,347
Other Assets in Excess of Liabilities - 17.5%		49,894,156
TOTAL NET ASSETS - 100.0%		$284,720,503

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $63,062,696.
(b)	Non-income producing security.
(c)	Does not round to 0.1% or (0.1)%, as applicable.
(d)	All or a portion of the investment is a holding of the Nicholas Crypto Income Cayman Subsidiary.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(h)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

  Nicholas Crypto Income ETF

  Consolidated Schedule of Written Options Contracts

  July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (5.3)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.5)%
Fidelity Wise Origin Bitcoin Fund, Expiration: 8/7/2026; Exercise Price: $55.00	$(60,328,717)	(11,027)	$(964,862)
iShares Ethereum Trust ETF, Expiration: 8/7/2026; Exercise Price: $14.50	(4,432,050)	(3,150)	(59,850)
iShares Ethereum Trust ETF, Expiration: 8/14/2026; Exercise Price: $14.50	(13,812,519)	(9,817)	(348,504)
			(1,373,216)

Put Options - (4.8)%
BitMine Immersion Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $18.00	(2,327,616)	(1,347)	(162,314)
Bullish, Expiration: 8/7/2026; Exercise Price: $21.50	(3,471,147)	(1,593)	(82,836)
Cipher Digital, Inc., Expiration: 8/7/2026; Exercise Price: $19.50	(23,476,176)	(10,518)	(820,404)
Cipher Digital, Inc., Expiration: 8/14/2026; Exercise Price: $19.01	(23,476,176)	(10,518)	(1,081,987)
Circle Internet Group, Inc., Expiration: 8/7/2026; Exercise Price: $60.00	(2,798,667)	(447)	(128,065)
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $143.00	(7,181,366)	(491)	(208,675)
CoreWeave, Inc., Expiration: 8/7/2026; Exercise Price: $75.00	(2,160,277)	(301)	(176,085)
Galaxy Digital, Inc., Expiration: 8/7/2026; Exercise Price: $23.50	(15,385,623)	(7,323)	(2,303,084)
Galaxy Digital, Inc., Expiration: 8/7/2026; Exercise Price: $20.00	(35,717)	(17)	(1,726)
Galaxy Digital, Inc., Expiration: 8/14/2026; Exercise Price: $19.01	(15,421,340)	(7,340)	(710,952)
Hut 8 Corp., Expiration: 8/7/2026; Exercise Price: $96.00	(23,409,525)	(2,175)	(742,763)
IREN Ltd., Expiration: 8/7/2026; Exercise Price: $33.00	(15,540,640)	(4,223)	(418,077)
IREN Ltd., Expiration: 8/14/2026; Exercise Price: $31.01	(15,540,640)	(4,223)	(501,143)
MARA Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $13.00	(4,674,028)	(4,129)	(670,962)
MARA Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $11.00	(11,320)	(10)	(545)
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $195.00	(17,364,875)	(865)	(176,893)
NVIDIA Corp., Expiration: 8/14/2026; Exercise Price: $190.01	(17,364,875)	(865)	(181,901)
Riot Platforms, Inc., Expiration: 8/7/2026; Exercise Price: $19.50	(21,043,361)	(10,433)	(1,048,516)
Riot Platforms, Inc., Expiration: 8/14/2026; Exercise Price: $20.51	(21,043,361)	(10,433)	(2,014,404)
Robinhood Markets, Inc., Expiration: 8/7/2026; Exercise Price: $88.00	(11,122,960)	(1,285)	(514,000)
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $93.00	(1,212,640)	(130)	(47,125)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/7/2026; Exercise Price: $407.50	(23,972,025)	(593)	(724,942)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 8/14/2026; Exercise Price: $385.01	(23,972,025)	(593)	(423,366)
Terawulf, Inc., Expiration: 8/7/2026; Exercise Price: $17.00	$(9,114,326)	(5,161)	$(477,392)
			(13,618,157)

TOTAL WRITTEN OPTIONS (Premiums received $23,968,117)			$(14,991,373)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.